Calvert
Conservative Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 95.1%(1)

Security	Shares	Value
Equity Funds — 35.8%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	137,021	$ 4,575,126
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	201,631	5,794,881
Calvert US Large-Cap Core Responsible Index Fund, Class R6	489,698	20,400,812
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	165,162	8,910,501
Calvert US Large-Cap Value Responsible Index Fund, Class R6	392,986	11,640,259
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	87,322	3,256,242
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	84,250	7,679,339
Calvert Focused Value Fund, Class R6	611,068	6,477,323
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	546,649	5,772,614
Calvert Emerging Markets Equity Fund, Class R6	117,960	1,916,843
Calvert International Equity Fund, Class R6	297,566	7,073,137
Calvert International Opportunities Fund, Class R6	232,676	3,960,146
Calvert Mid-Cap Fund, Class I	44,431	1,910,094
		$89,367,317
Income Funds — 59.3%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	521,810	$7,529,724
Calvert Floating-Rate Advantage Fund, Class R6	1,043,731	9,372,700
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,870,444	70,962,370
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,583,758	25,308,459
Calvert High Yield Bond Fund, Class R6	261,955	6,318,357
Calvert Mortgage Access Fund, Class I	1,391,149	13,758,463
Calvert Short Duration Income Fund, Class R6	319,189	4,988,915
Calvert Ultra-Short Duration Income Fund, Class R6	1,008,381	9,912,389
		$148,151,377
Total Mutual Funds (identified cost $231,591,781)		$237,518,694

U.S. Treasury Obligations — 4.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.625%, 7/15/32(2)(3)	$11,060	$ 10,110,869
Total U.S. Treasury Obligations (identified cost $10,239,308)		$ 10,110,869

Short-Term Investments — 1.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	2,521,053	$ 2,521,053
Total Short-Term Investments (identified cost $2,521,053)		$ 2,521,053
Total Investments — 100.1% (identified cost $244,352,142)		$250,150,616

Other Assets, Less Liabilities — (0.1)%	$ (266,864)
Net Assets — 100.0%	$249,883,752

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Calvert
Conservative Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	72	Long	3/28/24	$7,831,688	$194,126
U.S. Long Treasury Bond	81	Long	3/19/24	10,119,937	748,425
U.S. Ultra-Long Treasury Bond	33	Long	3/19/24	4,408,594	404,170
					$1,346,721
During the fiscal year to date ended December 31, 2023, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $240,039,747, which represents 96.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$69,602,117	$ 822,444	$ (3,442,773)	$(584,603)	$ 4,565,185	$ 70,962,370	$ 822,583	$ —	4,870,444
Core Bond Fund, Class I	24,878,115	293,766	(1,155,788)	(31,416)	1,323,782	25,308,459	293,814	—	1,583,758
Emerging Markets Advancement Fund, Class I	6,096,781	178,927	(762,329)	(147,155)	406,390	5,772,614	178,927	—	546,649
Emerging Markets Equity Fund, Class R6	1,835,864	19,782	(49,182)	(2,057)	112,436	1,916,843	19,784	—	117,960
Equity Fund, Class R6	7,241,115	131,897	(491,825)	101,060	697,092	7,679,339	29,895	102,002	84,249
Flexible Bond Fund, Class R6	7,517,814	108,985	(344,277)	(16,047)	263,249	7,529,724	109,009	—	521,810
Floating-Rate Advantage Fund, Class R6	9,433,439	220,517	(344,278)	(23,722)	86,744	9,372,700	220,605	—	1,043,730
Focused Value Fund, Class R6	6,068,754	66,519	(172,138)	4,439	509,749	6,477,323	66,519	—	611,068
High Yield Bond Fund, Class R6	6,255,039	94,981	(319,686)	(33,665)	321,688	6,318,357	95,001	—	261,955
International Equity Fund, Class R6	6,614,264	72,268	(368,868)	70,722	684,751	7,073,137	72,268	—	297,566
International Opportunities Fund, Class R6	4,873,269	71,049	(1,549,248)	43,811	521,265	3,960,146	71,049	—	232,676
International Responsible Index Fund, Class R6	5,468,557	116,906	(319,686)	43,395	485,709	5,794,881	116,906	—	201,631
Liquidity Fund, Institutional Class(1)	5,377,925	7,168,747	(10,025,619)	—	—	2,521,053	26,009	—	2,521,053
Mid-Cap Fund, Class I	1,815,836	3,014	(98,365)	(8,026)	197,635	1,910,094	3,012	—	44,431

Calvert
Conservative Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Mortgage Access Fund, Class I	$ 12,929,949	$ 191,292	$ —	$ —	$ 637,222	$ 13,758,463	$ 191,770	$ —	1,391,149
Short Duration Income Fund, Class R6	5,044,979	61,132	(245,912)	(15,656)	144,372	4,988,915	61,143	—	319,188
Small-Cap Fund, Class R6	4,235,938	17,743	(147,549)	(1,222)	470,216	4,575,126	17,743	—	137,021
Ultra-Short Duration Income Fund, Class R6	10,097,125	132,571	(368,869)	(4,132)	55,694	9,912,389	132,597	—	1,008,381
US Large-Cap Core Responsible Index Fund, Class R6	14,514,146	4,177,366	—	—	1,709,300	20,400,812	218,176	—	489,698
US Large-Cap Growth Responsible Index Fund, Class R6	7,225,740	768,472	—	—	916,289	8,910,501	55,326	—	165,162
US Large-Cap Value Responsible Index Fund, Class R6	10,930,482	244,883	(565,599)	39,376	991,117	11,640,259	244,882	—	392,986
US Mid-Cap Core Responsible Index Fund, Class R6	3,049,392	36,187	(172,139)	22,472	320,330	3,256,242	36,187	—	87,322
Total				$ (542,426)	$15,420,215	$240,039,747	$3,083,205	$102,002

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$237,518,694	$ —	$ —	$237,518,694
U.S. Treasury Obligations	—	10,110,869	—	10,110,869
Short-Term Investments	2,521,053	—	—	2,521,053
Total Investments	$240,039,747	$10,110,869	$ —	$250,150,616
Futures Contracts	$1,346,721	$ —	$ —	$1,346,721
Total	$241,386,468	$10,110,869	$ —	$251,497,337
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
3